SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries [text block]	SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2022	2021
Brookfield Asset Management ULC (“BAM”)[3]	British Columbia	25.0%	n/a
Brookfield Renewable Partners L.P. (“BEP”)[4]	Bermuda	51.7%	51.7%
Brookfield Infrastructure Partners L.P. (“BIP”)[5]	Bermuda	72.9%	72.8%
Brookfield Business Partners L.P. (“BBU”)[6]	Bermuda	34.8%	35.6%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.
4.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
5.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
6.Ownership interest held by non-controlling interests represents the combined units not held in BBU and Brookfield Business Corporation (“BBUC”).

The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2022:

	TSX	NYSE
BEP	BEP.UN	BEP
BIP	BIP.UN	BIP
BBU	BBU.UN	BBU
The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2022	2021
BAM[1]	$2,377	$—
BEP	21,651	19,355
BIP	23,030	23,695
BBU	16,026	10,197
BPG[2]	29,321	28,115
Individually immaterial subsidiaries with non-controlling interests	5,733	7,024
	$98,138	$88,386
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.
2.This balance represents non-controlling interests within the consolidated funds of BPG.
All publicly listed subsidiaries are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BAM[1]		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Current assets	$5,690	$—	$4,183	$2,889	$6,686	$4,896	$18,312	$15,418	$15,626	$25,866
Non-current assets	6,820	—	59,928	52,978	66,283	69,065	71,186	48,801	162,198	143,383
Current liabilities	(2,093)	—	(4,943)	(3,222)	(8,377)	(8,661)	(16,954)	(13,912)	(41,653)	(35,006)
Non-current liabilities	(915)	—	(32,882)	(28,649)	(39,038)	(38,909)	(54,079)	(37,307)	(74,982)	(72,163)
Non-controlling interests	(2,377)	—	(21,651)	(19,355)	(23,030)	(23,695)	(16,026)	(10,197)	(29,321)	(28,115)
Equity attributable to Brookfield	$7,125	$—	$4,635	$4,641	$2,524	$2,696	$2,439	$2,803	$31,868	$33,965

Revenues	$3,375	$—	$4,711	$4,096	$14,427	$11,537	$57,545	$46,587	$13,835	$12,314
Net income (loss) attributable to:
Non-controlling interests	$442	$—	$327	$151	$1,350	$2,489	$275	$1,846	$2,639	$3,836
Shareholders	2,276	—	(189)	(217)	25	230	80	307	496	1,927
	$2,718	$—	$138	$(66)	$1,375	$2,719	$355	$2,153	$3,135	$5,763
Other comprehensive income (loss) attributable to:
Non-controlling interests	$(8)	$—	$1,868	$1,835	$39	$197	$(297)	$218	$356	$857
Shareholders	(24)	—	622	931	109	63	(97)	65	13	451
	$(32)	$—	$2,490	$2,766	$148	$260	$(394)	$283	$369	$1,308
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company. BAM results are presented as at and for the year ended December 31, 2022.
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM[1]		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Cash flows from (used in):
Operating activities	$(2,329)	$—	$1,711	$734	$3,131	$2,772	$1,011	$1,693	$(1,657)	$4,041
Financing activities	(3,467)	—	3,489	2,143	56	(995)	18,070	7,063	6,871	7,504
Investing activities	6,848	—	(5,066)	(2,544)	(3,365)	(1,173)	(18,721)	(8,926)	(3,756)	(10,260)
Distributions paid to non-controlling interests in common equity	$—	$—	$477	$456	$810	$715	$28	$13	$—	$120
1.On December 9, 2022, the company made a $2.4 billion special distribution of a 25% interest in Brookfield Asset Management ULC, our asset management business, which was previously wholly-owned by the company.SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) was incorporated on March 31, 2015 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Historically, we have also issued debt securities through other subsidiaries, including Brookfield Finance LLC (“BFL”) and Brookfield Finance I (UK) PLC (“BF U.K.”). BFI is the issuer of the following series of notes (together with BFL and BF U.K. as co-obligors, as noted below):
•$500 million of 4.25% notes due in 2026;
•$550 million of 4.70% notes due in 2047;
•$350 million of 4.70% notes due in 2047;
•$650 million of 3.90% notes due in 2028;
•$750 million of 4.00% notes due in 2024 (BFL co-obligor);
•$1.0 billion of 4.85% notes due in 2029;
•$600 million of 4.35% notes due in 2030;
•$150 million of 4.35% notes due in 2030;
•$500 million of 3.50% notes due in 2051;
•$400 million of 4.625% subordinated notes due in 2080;
•$500 million of 2.724% notes due in 2031;
•$250 million of 3.50% notes due in 2051;
•$400 million of 3.90% notes due in 2028;
•$400 million of 3.625% notes due in 2052;
•$600 million of 3.45% notes due in 2050 (BFL co-obligor); and
•$600 million of 2.34% notes due in 2032 (BF U.K. co-obligor).
In addition, Brookfield Finance II Inc. (“BFI II”) is the issuer of C$1.0 billion of 5.431% notes due in 2032 and BF U.K. is the issuer of $230 million of 4.50% perpetual subordinated notes.
BFL is a Delaware limited liability company formed on February 6, 2017 and is a subsidiary of the Corporation. Brookfield Capital Finance LLC (the “US LLC Issuer”) is a Delaware limited liability company formed on August 12, 2022 and a subsidiary of the Corporation. BFI II was incorporated on September 24, 2020 under the Business Corporations Act (Ontario) and is a subsidiary of the Corporation. Brookfield Finance (Australia) Pty Ltd (“BF AUS”) was incorporated on September 24, 2020 under the Corporations Act 2001 (Commonwealth of Australia) and is a subsidiary of the Corporation. BF U.K. (collectively with BFI, BFI II, BFL, BF AUS, and the US LLC Issuer, the “Debt Issuers”) was incorporated on September 25, 2020 under the U.K. Companies Act 2006 and is a subsidiary of the Corporation. Brookfield Finance II LLC (“BFL II”) was formed on September 24, 2020 under the Delaware Limited Liability Company Act and is a subsidiary of the Corporation. The Debt Issuers are consolidated subsidiaries of the Corporation that may offer and sell debt securities. BFL II is a consolidated subsidiary of the Corporation that may offer and sell preferred shares representing limited liability company interests. Any debt securities issued by the Debt Issuers are, or will be, fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation. Any preferred shares representing limited liability company interests issued by BFL II will be fully and unconditionally guaranteed as to payment of principal, premium (if any), interest and certain other amounts by the Corporation.
The US LLC Issuer, BFI II, BFL, BFL II, BF AUS and BF U.K. have no independent activities, assets or operations other than in connection with any securities that they may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate, renewable power and infrastructure sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at December 31, 2022, C$34 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,491	$284	$2	$30	$—	$—	$35	$—	$507	$111,633	$(22,213)	$92,769
Net income (loss) attributable to shareholders	2,056	(8)	—	—	—	—	11	—	487	18,598	(19,088)	2,056
Total assets	71,514	9,769	740	16	—	—	232	—	4,170	492,799	(137,956)	441,284
Total liabilities	27,761	8,544	737	6	—	—	4	—	3,520	297,397	(38,576)	299,393
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,373	$250	$—	$33	$—	$—	$9	$—	$121	$82,663	$(8,718)	$75,731
Net income (loss) attributable to shareholders	3,966	(8)	—	—	—	—	5	—	(251)	6,100	(5,846)	3,966
Total assets	84,793	8,256	—	607	—	—	843	—	5,433	400,288	(109,217)	391,003
Total liabilities	38,438	6,387	—	597	—	—	603	—	3,734	237,100	(30,597)	256,262
Non-controlling interest –preferred equity	—	—	—	—	—	—	230	—	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K., US LLC Issuer and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.